Leases - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Leases
Operating lease costs	¥ 21,926	$ 3,017	¥ 19,439
Operating lease expenses	2,548	351	2,364
Short term lease costs	¥ 19,378	$ 2,666	17,075
Operating lease, weighted average remaining lease term	2 years 3 months	2 years 3 months
Operating lease, weighted average discount rate	4.14%	4.14%
Operating cash flows used in operating leases	¥ 2,213	$ 305	¥ 2,388